Financial Assets and Financial Liabilities (Trade and Other Receivables, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about trade and other receivable [line items]
Dividends received	¥ 594,868	¥ 811,473	¥ 479,633
Certain associates and joint ventures [member]
Disclosure of detailed information about trade and other receivable [line items]
Dividends declared	594,868	811,473	¥ 479,633
Dividends received	594,868	811,473
Interest receivables	¥ 10,927	¥ 79,224